Events occurring after the balance sheet date	3 Months Ended
Mar. 31, 2024
Events occurring after the balance sheet date
Events occurring after the balance sheet date

13.    Events occurring after the balance sheet date

In April 2024, the Company signed several virtual power purchase agreements (vPPAs) with wind and solar energy project developers in Germany and in the U.S. with terms of up to 15 years. The German vPPA contracts have been signed with two developers for a total expected annual electricity production of 124 GWh which is equivalent to around 75% of the Company’s current electricity consumption in the European Union. The U.S. vPPA contract has been concluded with one developer and the forecasted annual electricity production amounts to 458 GWh/ year which corresponds to around 60% of the Company’s current electricity consumption in the U.S. The wind and solar parks are scheduled to become operational in 2024 and 2025. All contracts are designed as non-deliverable for the electricity produced and provide for the delivery of energy attribute certificates, commonly known in the U.S. and Germany as renewable energy certificates and guarantees of origin, respectively. All contracts are analyzed as physical host contracts to purchase the certificates and separable embedded electricity swaps to pay a fixed price for the electricity produced and to receive a variable spot energy price in the respective regions. The host contracts fulfill the “own-use” criteria in accordance with IFRS 9, Financial Instruments (IFRS 9). The derivatives embedded in the vPPAs are recognized separately at fair value through profit or loss. Due to the volatile nature of such instruments which may be considered to be speculative, it is difficult to accurately predict what impact the volatility of unobservable inputs, such as changes in expected energy prices or production volumes, may have on the valuation of such instruments in the future. The estimated fair values of these derivative instruments may fluctuate significantly from quarter to quarter, and the price at which these derivatives may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions.

No other significant events have taken place subsequent to the balance sheet date March 31, 2024 that have a material impact on the key figures and earnings presented. Other than the announcement made by the Company on March 13, 2024 regarding the appointment of Jörg Häring as a new member of the Management Board responsible for Legal, Compliance and Human Resources and as Labor Relations Director, each as of June 1, 2024, currently there are no significant changes in the Company’s structure, management, legal form or personnel.